UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2003

If amended report check here:      [_]                    Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:    Van Eck Associates Corporation
         99 Park Avenue, 8th Floor
         New York, NY  10016

13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex Bogaenko
Title:   Controller
Phone:   (212) 293-2052

Signature, Place, and Date of Signing:
  /s/ Alex Bogaenko           New York, NY            May 9, 2003
      [Signature]             [City, State]              [Date]

     Report Type: (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1. None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  157

Form 13F Information Table Value Total:  $297,676
                                         (thousands)

List of Other Included Managers:

None

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SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                      MARCH 31, 2003         SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
              ITEM 1:                 ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:          ITEM 6:         ITEM 7:       ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                [SHARES]
                                                                               -----------------------          --------------------

                                                                                      (b) SHARED
                                                             FAIR                     AS DEFINED       MANAGERS
                                                            MARKET   SHARES OR            IN      (c)    SEE
                                                  CUSIP      VALUE  PRINCIPAL           INSTR.  SHARED  INSTR.  (a)     (b)     (c)
          NAME OF ISSUER        TITLE OF CLASS      #       $(000)    AMOUNT   (a)SOLE    V     OTHER     V     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aber Resources Ltd.                  COMMON      002893105       279      15,000   X                              15,000
Abitibi-Consolodated, Inc.           COMMON      003924107     1,703     245,000   X                             245,000
Agnico Eagle Mines                   COMMON      008474108    11,678     890,800   X                             890,800
Alcan, Inc.                          COMMON      013716105       508      18,200   X                              18,200
Alcoa, Inc.                          COMMON      013817101     1,847      95,320   X                              95,320
AMB Property Corporation             COMMON      00163T109     1,582      56,000   X                              56,000
American Axle & MFG Holdings, Inc.   COMMON      024061103       147       7,000   X                               7,000
Anglogold Ltd.                    SPONSORED ADR  035128206     5,977     198,049   X                             198,049
AON Corp.                            COMMON      037389103       831      40,200   X                              40,200
Apex Silver Mines                      ORD       G04074103       670      50,000   X                              50,000
Aracruz Celulose                 SPON ADR CLS B  038496204     1,201      60,000   X                              60,000
Archer Daniels Midland Co.           COMMON      039483102       332      30,700   X                              30,700
Archstone-Smith Trust                COMMON      039583109       242      11,000   X                              11,000
ASA Ltd.                             COMMON      002050102     6,697     193,000   X                             193,000
Barrick Gold Corp.                   COMMON      067901108     1,402      90,085   X                              90,085
Bearingpoint, Inc.                   COMMON      074002106       423      66,450   X                              66,450
Bema Gold Corp.                      COMMON      08135F107     4,908   4,343,300   X                           4,343,300
Black & Decker Corp.                 COMMON      091797100       383      11,000   X                              11,000
Boise Cascade Corp.                  COMMON      097383103       920      42,100   X                              42,100
Boston Properties                    COMMON      101121101     1,289      34,000   X                              34,000
Brookfield Homes Corp.               COMMON      112723101       314      23,730   X                              23,730
Brookfield Properties                COMMON      112900105     1,378      70,150   X                              70,150
Buenaventura                           ADR       204448104     5,208     208,300   X                             208,300
Bunge Limited                        COMMON      G16962105     2,868     114,000   X                             114,000
Cablevision Systems Corp.            COMMON      12686C109       208      10,972   X                              10,972
Cadence Design Systems, Inc.         COMMON      127387108       239      23,900   X                              23,900
Camden Property                    SH BEN INT    133131102       162       5,000   X                               5,000
Campbell Soup Co.                    COMMON      134429109       323      15,400   X                              15,400
Companhia Brasileira de
  Distribuicao Grupo Pao de Acucar     ADR       20440T201     1,060      84,000   X                              84,000
Celestica, Inc                   SUB VTG SHARES  15101Q108       442      38,700   X                              38,700
Central Fund of Canada               CLASS A     153501101     8,251   1,778,300   X                           1,778,300
CHC Helicopter Corp.              CLS A SUB VTG  12541C203     1,368      85,000   X                              85,000
Chelsea Property Group               COMMON      163421100       373      10,000   X                              10,000
China Mobile HK Ltd.              SPONSORED ADR  16941M109       891      90,050   X                              90,050
Cigna Corp.                          COMMON      125509109       224       4,900   X                               4,900
CIT Group, Inc.                      COMMON      125581108       401      23,800   X                              23,800
Coca-Cola Femsa, S.A. de C.V.    SPON ADR REP 1  191241108       444      25,900   X                              25,900
Coeur D'Alene Mines Corp.            COMMON      192108108       564     400,000   X                             400,000
Concord EFS, Inc.                    COMMON      206197105       149      15,800   X                              15,800
ConocoPhillips                       COMMON      20825C104     2,037      38,000   X                              38,000
Constelation Energy Group            COMMON      210371100       258       9,300   X                               9,300
Cooper Industries                    CLASS A     G24182100       143       4,000   X                               4,000
Crescent Real Estate                 COMMON      225756105     1,388      96,500   X                              96,500
Crystallex International Corp.       COMMON      22942F101       357     343,000   X                             343,000
CSX Corp.                            COMMON      126408103       448      15,700   X                              15,700
DST Systems, Inc.                    COMMON      233326107       340      12,500   X                              12,500
DTE Eneregy Co.                      COMMON      233331107       139       3,600   X                               3,600

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SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                      MARCH 31, 2003         SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
              ITEM 1:                 ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:          ITEM 6:         ITEM 7:       ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                [SHARES]
                                                                               -----------------------          --------------------

                                                                                      (b) SHARED
                                                             FAIR                     AS DEFINED       MANAGERS
                                                            MARKET   SHARES OR            IN      (c)    SEE
                                                  CUSIP      VALUE  PRINCIPAL           INSTR.  SHARED  INSTR.  (a)     (b)     (c)
          NAME OF ISSUER        TITLE OF CLASS      #       $(000)    AMOUNT   (a)SOLE    V     OTHER     V     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Duke Power                           COMMON      264399106     1,512     104,000   X                             104,000
Durban Roodeport                  SPONSORED ADR  266597301     3,100   1,215,624   X                           1,215,624
Eastman Chemical                     COMMON      277432100       217       7,500   X                               7,500
El Paso Corp.                        COMMON      28336L109       263      43,400   X                              43,400
Eldorado Gold                        COMMON      284902103     3,988   3,020,000   X                           3,020,000
Equity Office Properties             COMMON      294741103       407      16,000   X                              16,000
Equity Residential Properties      SH BEN INT    29476L107       313      13,000   X                              13,000
Forest Oil Corp.                COMMON par $0.01 346091705     1,137      51,000   X                              51,000
Freeport-McMoran Copper              CLASS B     35671D857     1,243      72,900   X                              72,900
Genelabs Technology                  COMMON      368706107       272     211,200   X                             211,200
General Growth Properties            COMMON      370021107       324       6,000   X                               6,000
General Motors Corp.               CLASS H NEW   370442832       186      16,600   X                              16,600
Glamis Gold Ltd.                     COMMON      376775102    26,044   2,529,300   X                           2,529,300
GlobalSantaFe Corp.                    SHS       G3930E101     2,519     122,000   X                             122,000
Gold Fields Ltd.                  SPONSORED ADR  38059T106    20,466   1,949,162   X                           1,949,162
Goldcorp                             COMMON      380956409    11,450   1,079,200   X                           1,079,200
Golden Cycle Gold Corp.              COMMON      380894105       800      50,000   X                              50,000
Golden Star                          COMMON      38119T104     2,812   1,562,000   X                           1,562,000
Goodrich (B.F.)                      COMMON      382388106       333      23,700   X                              23,700
Harmony Gold Mining               SPONSORED ADR  413216300    13,685   1,118,931   X                           1,118,931
Harris Corp.                         COMMON      413875105       189       6,800   X                               6,800
HDFC Bank Ltd.                 ADR REPS 3 SHARES 40415F101     1,273      82,300   X                              82,300
Hecla Mining                         COMMON      422704106     2,731     830,000   X                             830,000
Hilton Hotels Co.                    COMMON      432848109       294      25,300   X                              25,300
Host Marriott Corp.                  COMMON      44107P104       415      59,900   X                              59,900
Hurricane Hydrocarbons Ltd.          CLASS A     44779E106     1,063     105,000   X                             105,000
IAMGOLD Corp.                        COMMON      450913108     9,751   2,238,200   X                           2,238,200
IMC Global, Inc.                     COMMON      449669100       290      30,100   X                              30,100
Inco Ltd.                            COMMON      453258402     2,523     135,500   X                             135,500
Intersil Corp.                       CLASS A     46069S109        82       5,300   X                               5,300
IShares MSCI South Korea
  Index Fund                     MSCI STH KOREA  464286772       512      34,100   X                              34,100
Kimco Realty                         COMMON      49446R109       351      10,000   X                              10,000
Kinross Gold                       COMMON NEW    496902206    13,593   2,206,585   X                           2,206,585
Kookmin Bank                      SPONSORED ADR  50049M109        35       1,537   X                               1,537
La Quinta Properties               PAIRED CTF    50419U202     1,087     356,400   X                             356,400
Lance, Inc.                          COMMON      514606102        61       7,600   X                               7,600
Lear Corp.                           COMMON      521865105       315       8,900   X                               8,900
Level  3 Communications, Inc.        COMMON      52729N100       397      77,000   X                              77,000
Liberty Property Trust             SH BEN INT    531172104       376      12,000   X                              12,000
Limited Brands                       COMMON      532716107       241      18,700   X                              18,700
Loews Corp - Carolina           CAROLINA GRP STK 540424207       152       8,200   X                               8,200
LTC Properties                       COMMON      502175102       362      57,500   X                              57,500
Lyondell Chemical Co.                COMMON      552078107       555      39,800   X                              39,800
Macerich Company                     COMMON      554382101       317      10,000   X                              10,000
Mattel, Inc.                         COMMON      577081102       344      15,300   X                              15,300
Max Re Capital Ltd.                    SHS       G6052F103       285      22,600   X                              22,600
May Department Stores Co.            COMMON      577778103       191       9,600   X                               9,600

------------------------------------------------------------------------------------------------------------------------------------
SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                      MARCH 31, 2003         SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
              ITEM 1:                 ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:          ITEM 6:         ITEM 7:       ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                [SHARES]
                                                                               -----------------------          --------------------

                                                                                      (b) SHARED
                                                             FAIR                     AS DEFINED       MANAGERS
                                                            MARKET   SHARES OR            IN      (c)    SEE
                                                  CUSIP      VALUE  PRINCIPAL           INSTR.  SHARED  INSTR.  (a)     (b)     (c)
          NAME OF ISSUER        TITLE OF CLASS      #       $(000)    AMOUNT   (a)SOLE    V     OTHER     V     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Maytag Corp.                         COMMON      578592107       301      15,800   X                              15,800
Meridian Gold, Inc.                  COMMON      589975101        47       5,000   X                               5,000
Miramar Mining Corp.                 COMMON      60466E100     5,406   5,672,300   X                           5,672,300
Monsanto Co.                         COMMON      61166W101       185      11,300   X                              11,300
Murphy Oil Corp.                     COMMON      626717102     3,445      78,000   X                              78,000
National Health Investors, Inc.      COMMON      63633D104       115       7,500   X                               7,500
Newhall Land & Farming Co.       DEPOSITARY REC  651426108       320      11,000   X                              11,000
Newmont Mining                       COMMON      651639106     9,419     360,182   X                             360,182
Noble Corp.                            SHS       G65422100     2,482      79,000   X                              79,000
Nucor Corp                           COMMON      670346105     1,225      32,100   X                              32,100
Occidental Petroleum                 COMMON      674599105     4,194     140,000   X                             140,000
Ocean Energy, Inc.                   COMMON      67481E106     3,660     183,000   X                             183,000
Pall Corp.                           COMMON      696429307       120       6,000   X                               6,000
Parker-Hannifin Corp.                COMMON      701094104       155       4,000   X                               4,000
Petroleo Brasileiro S.A.
  (Petrobras)                     SPONSORED ADR  71654V408     2,227     147,000   X                             147,000
Piedmont Mining Co., Inc.            COMMON      720172105        10     740,000   X                             740,000
Placer Dome, Inc.                    COMMON      725906101    11,297   1,152,775   X                           1,152,775
Plum Creek Timber Co., Inc.          COMMON      729251108       281      13,000   X                              13,000
PPL Corp.                            COMMON      69351T106       167       4,700   X                               4,700
Prologis                           SH BEN INT    743410102       430      17,000   X                              17,000
Public Storage, Inc.                 COMMON      74460D109       333      11,000   X                              11,000
Randgold Resources Ltd.                ADR       752344309    15,202   1,164,000   X                           1,164,000
Regeneron Pharmaceuticals            COMMON      75886F107       115      15,300   X                              15,300
Reliant Resources                    COMMON      75952B105       421     118,300   X                             118,300
Remington Oil & Gas                  COMMON      759594302     1,294      76,000   X                              76,000
Richmond Mines, Inc.                 COMMON      76547T106     1,706     511,600   X                             511,600
Royal Gold, Inc.                     COMMON      780287108     1,604     109,100   X                             109,100
Sappi Limited                     SPON ADR NEW   803069202     2,597     217,650   X                             217,650
Seagate Technology                     SHS       G7945J104       495      48,000   X                              48,000
Siliconware Precision          SPONSORED ADR SPL 827084864       486     199,021   X                             199,021
Silver Standard Resources, Inc.      COMMON      82823L106       469     100,000   X                             100,000
Simon Property Group                 COMMON      828806109       537      15,000   X                              15,000
SL Green                             COMMON      78440X101       275       9,000   X                               9,000
Smith International, Inc.            COMMON      832110100     3,453      98,000   X                              98,000
Smurfit-Stone Container Corp.        COMMON      832727101       266      20,000   X                              20,000
SPX Corp.                            COMMON      784635104       290       8,500   X                               8,500
Starwood Hotels & Resorts          PAIRED CTF    85590A203     1,520      63,900   X                              63,900
Suncor Energy, Inc.                  COMMON      867229106     1,920     110,000   X                             110,000
Taiwan Semiconductor              SPONSORED ADR  874039100       168      24,620   X                              24,620
Talisman Energy, Inc.                COMMON      87425E103     2,795      70,300   X                              70,300
Telefonos de Mexico              SPON ADR ORD 1  879403780       707      23,800   X                              23,800
Teva Pharmaceutical                    ADR       881624209     2,513      58,800   X                              58,800
Textron, Inc.                        COMMON      883203101        88       3,200   X                               3,200
The Phoenix Companies, Inc.          COMMON      71902E109       366      50,500   X                              50,500
The Williams Companies, Inc.         COMMON      969457100       389      84,900   X                              84,900
Thermo Electron Corp.                COMMON      883556102       396      21,900   X                              21,900
Torch Offshore, Inc.                 COMMON      891019101       383      75,800   X                              75,800

------------------------------------------------------------------------------------------------------------------------------------
SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                      MARCH 31, 2003         SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
              ITEM 1:                 ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:          ITEM 6:         ITEM 7:       ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                [SHARES]
                                                                               -----------------------          --------------------

                                                                                      (b) SHARED
                                                             FAIR                     AS DEFINED       MANAGERS
                                                            MARKET   SHARES OR            IN      (c)    SEE
                                                  CUSIP      VALUE  PRINCIPAL           INSTR.  SHARED  INSTR.  (a)     (b)     (c)
          NAME OF ISSUER        TITLE OF CLASS      #       $(000)    AMOUNT   (a)SOLE    V     OTHER     V     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Total S.A.                        SPONSORED ADR  89151E109     1,797      28,400   X                              28,400
Transocean, Inc.                       ORD       G90078109       777      38,000   X                              38,000
TV Azteca, SA de C.V.             SPONSORED ADR  901145102        18       4,000   X                               4,000
Tyson Foods, Inc                     CLASS A     902494103       419      54,100   X                              54,100
United Dominion Realty               COMMON      910197102       455      28,500   X                              28,500
United States Steel Corp.            COMMON      912909108       213      21,700   X                              21,700
Universal Health                     CLASS B     913903100       408      10,000   X                              10,000
Unocal Corp.                         COMMON      915289102       320      12,175   X                              12,175
Unumprovident Corp.                  COMMON      91529Y106       362      36,900   X                              36,900
Urstadt Biddle                       CLASS A     917286205       120      10,000   X                              10,000
VimpelCom                         SPONSORED ADR  68370R109        50       1,450   X                               1,450
Vornado Realty Trust               SH BEN INT    929042109       236       6,600   X                               6,600
Watson Pharmaceuticals, Inc.         COMMON      942683103       374      13,000   X                              13,000
Weatherford International, Ltd.      COMMON      G95089101     2,606      69,000   X                              69,000
Weyerhaeuser Co.                     COMMON      962166104     1,378      28,800   X                              28,800
Wyndham International                CLASS A     983101106        17      80,000   X                              80,000
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                                                           $ 297,676  42,103,918
                                                           =====================